Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity ending balance		$ 4,061	$ 3,740	$ 2,676
Other comprehensive income that will not be reclassified to profit or loss, net of tax		83	(86)	(14)
Other comprehensive income that will be reclassified to profit or loss, net of tax		(22)	38	0
Revaluation surplus on disposal of prior company shares
Equity ending balance		9	10	10
Surplus on equity transaction of joint venture
Equity ending balance		36	36	36
Equity items for share-based payments
Equity ending balance		41	33	39
Retained earnings (Accumulated losses)
Equity ending balance	[1]	(1,937)	(2,341)	(3,268)
Retained earnings		389	391	378
Foreign currency translation reserve
Equity ending balance	[2]	(1,412)	(1,387)	(1,409)
Foreign currency translation reserve | South African assets
Other comprehensive income that will not be reclassified to profit or loss, net of tax		1,399	1,396	1,380
Other comprehensive income that will be reclassified to profit or loss, net of tax		$ (13)	$ 9	$ (29)

[1]	Included in accumulated losses are retained earnings totalling $389m (2020: $391m; 2019: $378m) arising at the equity accounted investments and certain subsidiaries which may not be remitted without third party consent.
[2]	Foreign currency translation reserve includes a loss of $1,399m (2020: $1,396; 2019: $1,380m) that will not re-cycle through the Income statement on disposal of the non-foreign operations, and a loss of $13m (2020: $9m gain: 2019: $29m loss) relating to the foreign operations that will re-cycle through the Income statement on disposal.